2. Management statement and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Basis For Preparation And Disclosure Of The Consolidated Financial Statements [Abstract]
Management statement and basis of preparation of the consolidated financial statements

2.       Management statement and basis of preparation of the consolidated financial statements

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”), and disclose all (and only) the applicable significant information related to the consolidated financial statements, which is consistent with the information utilized by management in the performance of its duties.

The significant accounting policies applied to the preparation of this financial statements are described below and/or presented in the respective notes. These policies were consistently applied to the years presented, unless otherwise indicated.

a.	Basis of presentation of Company’s consolidated financial statements – Predecessor method

As previously described with completion of the merger, TIM S.A. became the surviving entity, and the new SEC registrant. Further, since the merger effective date, TIM S.A. shares replaced TIM Participações S.A. shares and are currently listed in the Brazilian Stock Exchange (“B3”) as well as in the New York Stock Exchange (“NYSE”).

Upon the completion of the Corporate restructure, the historical consolidated financial statements of TIM Participações S.A. became the historical consolidated financial statements of TIM S.A. The transaction was recorded at book value since it was a transaction under common control. The consolidated financial statements for the prior periods are presented for TIM Participações S.A. as the predecessor of the Company as the historical operations of TIM Participações S.A. are deemed to be those of the Company.

The comparative figures of the consolidated balance sheet of December 31, 2019, and the related consolidated statements of income, comprehensive income, changes in shareholders’ equity and cash flows for each of the two years in the period ended December 31, 2019 are those of TIM Participações.

The number of shares of TIM S.A. prior to the Corporate reorganization was 2,420,447,019, an equivalent number of common shares of the extinguished entity TIM Participações as of the date of the merger. Consequently, basic and diluted earnings per share presented in note 33 were not impacted by the corporate reorganization.

The impact of the reverse merger of TIM Participações by TIM S.A. was limited to reclassifications among certain accounts within the current year statement of changes in shareholders’ equity as follows:

Equity accounts	The Company’s equity reserves	Impact on TIM S.A. statement of changes in equity	TIM Participações
Capital Stock	13,477,891	3,611,593	9,866,298
Capital reserve	397,183	(20,892)	418,075
Legal reserve	1,036,194	(57,603)	1,093,797
Tax benefit reserve	1,781,560	-	1,781,560
Reserve for expansion	6,499,602	(3,535,824)	10,035,426
Treasury shares	(4,837)	5,456	(10,293)
Accumulated other comprehensive income	(4,848)	(2,730)	(2,118)
Total	23,182,745	-	23,182,745

b.	General criteria for preparation and disclosure

The financial statements were prepared taking into account the historical cost as the base value as well as financial assets and liabilities (including derivative financial instruments) measured at fair value.

Assets and liabilities are reported according to their degree of liquidity and collectability. They are reported as current when they are likely to be realized or settled over the next 12 months. Otherwise, they are recorded as non-current. The exception to this procedure involves deferred income tax and social contribution balances (assets and liabilities) and contingent liabilities that are fully classified as long-term.

Interests paid are classified as financing cash flow in the statement of cash flows as it represents costs of obtaining financial resources.

c.	Functional currency and presentation currency

The presentation currency of the financial statements is the Real (R$), which is also the Company´s functional currency.

Transactions in foreign currency are recognized by the exchange rate on the date of transaction. Monetary items in foreign currency are converted into Brazilian reais at the foreign exchange rate prevailing on the balance sheet date, published by the Central Bank of Brazil. Foreign exchange gains and losses linked to these items are recorded in the statement of income.

d.	Segment information

Operating segments are components of the entity that carry out business activities from which revenues can be obtained and expenses incurred. Its operating results are regularly reviewed by the entity's main operations manager, who makes decisions on resource allocation and evaluates segment performance. For a segment to exist, it must have separate financial information available.

The main operational decision maker in the Company, responsible for the allocation of resources and periodically evaluating performance, is the Executive Board, which, along with the Board of Directors, are responsible for making the strategic decisions of the company and its management.

The Group's strategy is focused on optimizing results, and from the corporate reorganization mentioned in note 1, all the operating activities of the group are concentrated exclusively in TIM S.A. Although there are diverse activities, decision makers understand that the company represents only one business segment and do not contemplate specific strategies focused only on one service line. All decisions regarding strategic, financial planning, purchases, investments and investment of resources are made on a consolidated basis. The aim is to maximize the consolidated result obtained by operating the SMP, STFC and SCM licenses.

e.	Consolidation procedures

Subsidiaries are all the entities in which the Group retains control. The Group controls an entity when it is exposed to, or has a right over the variable returns arising from its involvement with the entity and has the ability to interfere in those returns due to its power over the entity. The subsidiaries are fully consolidated as of the date control is transferred to the Group. Consolidation is interrupted beginning as of the date in which the Group no longer holds control.

The purchase accounting method is used to record the acquisition of subsidiaries by the Group. The acquisition cost is measured as the fair value of the assets acquired, equity instruments (i.e..: shares) and liabilities incurred or assumed by the acquirer on the date of the change of control. Identifiable assets acquired, contingencies and liabilities assumed in a business combination are initially measured at fair value on the date of acquisition, regardless of the proportion of any minority interest. The portion exceeding the acquisition cost of the Group's interest in the acquired identifiable net assets, is recorded as goodwill. Should the acquisition cost be less than the fair value of the net assets of the acquired subsidiary, the difference is recognized directly in the statement of income as a revenue, once concepts and calculations applied are reviewed.

Intercompany transactions, as well as the balances and unrealized gains and losses in those transactions, are eliminated. The accounting policies of the subsidiary were adjusted to ensure consistency with the accounting policies adopted by TIM S.A. The base date of the financial information used for consolidation purposes is the same for all the companies in the Group.

f.	Approval of financial statements

These financial statements were approved by the Board of Directors of the Company on April 29, 2021.

g.	New standards, amendments and interpretations of standards

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective

•	IFRS 3: Definition of business

The amendments to IFRS 3 clarify that, to be considered a business, an integrated set of activities and assets must include, at least, an inflow of funds and a substantive process that together contribute significantly to the capacity to generate the outflow of funds. Moreover, it clarified that a business can exist without including all the inflows of funds and processes necessary to create outflows of funds. These amendments had no impact on the Company’s consolidated financial statements, but may impact future periods if the Group enters into any business combination.

•	Changes in IAS 39, IFRS 7 and IFRS 9: Benchmark Interest Rate Reform

The amendments to Pronouncements IAS 39 and IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the benchmark interest rate reform. A hedge relationship is directly affected if the reform raises uncertainties about the period or the value of cash flows based on the benchmark interest rate of the hedged item or hedging instrument. These changes have no impact on the Company’s individual and consolidated financial statements, as it does not have interest rate hedging relationships.

•	Changes in IAS 1 and IAS 8: Definition of material

The amendments provide a new definition of material, stating that: “information is material if its omission, distortion or obfuscation can reasonably influence decisions that the main users of the general purpose quarterly information make based on this quarterly information, which provide financial information on entity’s specific report”. The amendments clarify that the materiality will depend on the nature or magnitude of the information, individually or combined with other information, in the context of the financial statements. A distorted information is material if it could reasonably be expected to influence decisions made by primary users. These amendments had no impact on the individual and consolidated financial statements, nor is it expected that there will be any future impact for the Company.

•	Changes in IFRS 16 Covid-19 related benefits granted to leaseholders in lease agreements.

The amendments provide for the granting of benefits to lessees upon adoption of the guidelines of IFRS 16 on the modification of the lease agreement, when accounting for the related benefits as a direct consequence of the Covid-19 pandemic.

As a practical expedient, a lessee may choose not to assess whether a benefit related to Covid-19 granted by the lessor is a modification of the lease agreement. The lessee who makes this option must account for any change in the lease payment resulting from the benefit granted in the lease agreement related to Covid-19 in the same way that it would account for the change by adopting IFRS 16 if the change was not a modification of the lease agreement. This amendment had no material impact on the consolidated financial statements of the Company.

•	IFRS 17 - Insurance Contracts

In May 2017, the IASB issued IFRS 17 - Insurance Contracts, a new comprehensive accounting standard for insurance contracts that includes recognition and measurement, presentation and disclosure. As soon as it comes into force, IFRS 17 will replace IFRS 4 - Insurance Contracts, issued in 2005. IFRS 17 applies to all types of insurance contracts (such as life, non-life, direct insurance and reinsurance), regardless of the type of entity that issues them, as well as certain guarantees and financial instruments with discretionary participation characteristics. Some scope exceptions apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements of IFRS 4, which are largely based on local accounting policies in force in previous periods, IFRS 17 provides for a comprehensive model for insurance contracts, covering all relevant accounting aspects. The focus of IFRS 17 is the general model, covering the following:

• A specific adaptation for contracts with direct participation characteristics (variable rate approach).

• A simplified approach (premium allocation approach), mainly for short-term contracts. IFRS 17 is effective for periods beginning on or after January 1, 2023, requiring the presentation of comparative amounts. Early adoption is allowed if the entity also adopts IFRS 9 and IFRS 15 on the same date or before the first-time adoption of IFRS 17.

This standard does not apply to the Company

•	Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, aiming to specify the requirements for classifying the liabilities as current or non-current. The amendments clarify the following:

• What a right to postpone settlement means;

• That the right to postpone settlement must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone settlement;

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification. Amendments are valid for periods started on January 1, 2023 and must be applied on a retrospective basis.

The Company currently assesses the impact that the changes will have on current practice and whether existing loan agreements may require renegotiation.

Impact of COVID-19

In December 2019, an outbreak of a contagious disease, Coronavirus 2019 (COVID-19), began in mainland China, and since early 2020, the virus has spread to Europe, the United States and several other countries, including Brazil. The World Health Organization (WHO) has declared the Coronavirus (COVID-19) as a pandemic on March 11, 2020.

The COVID-19 outbreak developed rapidly in 2020 and measures taken to contain the virus affected economic activity, which in turn had implications for the Company’s operating results and cash flows. The lockdown was declared in several States in Brazil in March 2020.

Since then, the Company’s management has been monitoring the impacts and any material uncertainties related to events or conditions that may cast significant doubt on the entity’s ability to continue as an ongoing company. However, in 2020, the Company has a robust infrastructure and is part of an extremely important segment in this period of crisis, essential for the population, government and health system. After an internal analysis, there was no indication of impairment of assets or risks associated with the fulfilment of obligations, since the Company is not highly leveraged and still has credit lines available to be used in the event of a significant reduction in cash volumes.

The Company is monitoring the evolution of the situation and closely assessing the impact of COVID-19 on its business.

In 2020 and so far, we have not suffered any material impact on our operations. In June 2020, stores resumed their activities with a positive impact on handset sales and the impacts on our businesses or our financial targets due to the pandemic were not material. However, we are still continuously monitoring government responses and economic performance and we believe that a prolonged slowdown in local, regional or global economic conditions may affect the Company’s businesses.